Fresh Start Accounting - Narrative (Details) $ in Millions	Feb. 23, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095
Minimum
Reorganization, Chapter 11 [Line Items]
Enterprise value	1,795
Maximum
Reorganization, Chapter 11 [Line Items]
Enterprise value	2,396
Median
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095